Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Amounts owed to/(by) related party (Total)	$ (3)	$ (3)
Purchases (by) from related party (Total)	(12)	(15)	(18)
Loans due by equity accounted joint ventures and associates	29	8
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	6	3	1
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	1	2
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(2)	(2)
Purchases by related party	(12)	(8)	(10)
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(1)	0
Purchases by related party	(2)	(3)	(3)
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	(1)
Purchases by related party	(4)	(8)	(6)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	0	1	0
Loans due by equity accounted joint ventures and associates	3	0
Related Party Transaction, Rate (Percent)	8.00%
Orpheo Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	0	1
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	5	5
Thani-Ashanti Alliance Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	$ 20	$ 0
Related Party Transaction, Terms and Manner of Settlement	JIBAR plus 0.95 percent